Nature of Business (Details Textual)	1 Months Ended			12 Months Ended
	Sep. 18, 2015 USD ($) $ / shares shares	Oct. 23, 2013 USD ($)	Oct. 23, 2013 GBP (£)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 18, 2015 £ / shares
Nature Of Business [Line Items]
American Depositary Shares Description				each representing 100
Percentage Of Total Shares Issued	92.85%						92.85%
Percentage Of Total Shares Issued On Diluted Basis	91.68%						91.68%
Business Combination Share Exchange				721:1
Stock Issued During Period, Value, New Issues					$ 69,574,354
Payments of Stock Issuance Costs				$ 0	$ 5,425,646	$ 0
Proceeds from Issuance of Private Placement	$ 69,600,000
Private Placement [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares	395,881,100
Stock Issued During Period, Value, New Issues	$ 75,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.18945
Sale of Stock, Percentage of Ownership after Transaction	33.30%
Payments of Stock Issuance Costs	$ 5,400,000
Private Placement [Member] | American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares	3,958,811
Sale of Stock, Price Per Share | $ / shares	$ 18.945
RPC Pharma Limited [Member]
Nature Of Business [Line Items]
Shares Issued, Price Per Share | £ / shares							£ 0.01
Stock Issued During Period, Shares, Acquisitions | shares	55,636,283			722,345,600
Volution [Member] | Patents [Member]
Nature Of Business [Line Items]
Payments to Acquire Intangible Assets		$ 107,000	£ 65,000